Schedule of Fair Value of Derivative Instruments by Balance Sheet Location (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Other current assets
Derivatives, Fair Value [Line Items]
Fair value of derivative instruments, Total derivative assets	$ 766	$ 341
Other current assets | Designated cash flow hedges | Foreign Exchange Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative instruments, Total derivative assets	565	284
Other current assets | Non-designated hedging instruments | Foreign Exchange Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative instruments, Total derivative assets		57
Other current assets | Non-designated hedging instruments | Commodity Contracts - Fuel
Derivatives, Fair Value [Line Items]
Fair value of derivative instruments, Total derivative assets	201
Other current liabilities
Derivatives, Fair Value [Line Items]
Fair value of derivative instruments, Total derivative liabilities	332	343
Other current liabilities | Designated cash flow hedges | Foreign Exchange Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative instruments, Total derivative liabilities	323
Other current liabilities | Non-designated hedging instruments | Foreign Exchange Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative instruments, Total derivative liabilities	9	92
Other current liabilities | Non-designated hedging instruments | Commodity Contracts - Fuel
Derivatives, Fair Value [Line Items]
Fair value of derivative instruments, Total derivative liabilities		$ 251